Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Payment processing revenue from affiliates	$ 7,298	$ 7,708	$ 14,508	$ 14,835	$ 29,477	$ 27,323
Business solutions revenue from affiliates	35,051	30,898	69,496	61,015	125,635	122,347
Other comprehensive income, income tax expense	$ 18	$ 7	$ 18	$ 13	$ 13	$ 13